American Century Mutual Funds, Inc | SUSTAINABLE EQUITY FUND

American Century Mutual Funds, Inc. Prospectus Supplement Sustainable Equity Fund
Supplement dated August 1, 2018 ■ Prospectus dated March 1, 2018

The following replaces the Annual Fund Operating Expenses table on page 2 of the prospectus.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - American Century Mutual Funds, Inc - SUSTAINABLE EQUITY FUND		INVESTOR CLASS	I CLASS	A CLASS	C CLASS	R CLASS	R5 CLASS	Y CLASS
Management Fees (as a percentage of Assets)	[1]	0.84%	0.64%	0.49%	0.84%	0.84%	0.84%	0.64%
Distribution and Service (12b-1) Fees		none	none	none	0.25%	1.00%	0.50%	none
Other Expenses (as a percentage of Assets):		0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)		0.85%	0.65%	0.50%	1.10%	1.85%	1.35%	0.65%
[1]	The management fee has been restated to reflect the decrease in the management fee schedule effective August 1, 2018.

Expense Example - American Century Mutual Funds, Inc - SUSTAINABLE EQUITY FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
INVESTOR CLASS	87	272	472	1,049
I CLASS	67	208	363	811
A CLASS	51	161	280	629
C CLASS	681	905	1,147	1,838
R CLASS	188	583	1,001	2,167
R5 CLASS	138	428	740	1,623
Y CLASS	67	208	363	811